Schedule of Reconciliation to Net Loss Before Income Tax Expense (Details) - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Feb. 28, 2026		Feb. 28, 2025		Feb. 28, 2026		Feb. 28, 2025		May 31, 2025		May 31, 2024
Restructuring Cost and Reserve [Line Items]
Revenue	$ 18,087		$ 17,754		$ 53,207		$ 71,313		$ 84,376		$ 28,957
Depreciation and amortization costs	15,191		14,404		44,641		66,355		80,656		57,884
Lease and related costs	6,598		20,574		20,370		39,025		38,567		18,727
Adjusted cost of revenues	2,920	[1]	2,810	[1]	7,989	[1]	8,856	[1]	11,901	[2]	5,021	[2]
Adjusted selling, general and administrative	3,860	[1]	281	[1]	4,529	[1]	(988)	[1]	8,997	[2]	12,811	[2]
Gain on abandonment of assets									(414)
Total costs and expenses	28,676		38,069		78,127		113,248		139,707		94,443
Operating loss	(10,589)		(20,315)		(24,920)		(41,935)		(55,331)		(65,486)
Interest expense, net	2,058		4,541		7,897		13,444		17,399		9,809
Net loss before income tax expense	(12,647)		(24,856)		(32,817)		(55,379)		(72,730)		(75,295)
Loss on abandonment of assets	$ 107				$ 598
Gain on abandonment of assets									$ 414

[1]	Excludes depreciation and amortization costs and lease and related costs.
[2]	Excludes depreciation and amortization costs and lease and related costs.